Financial risk management and financial instruments - Commodity Price Risk (Details) - $ / bbl	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Maximum
Financial risk management and financial instruments
Dated Brent Crude price	97.92	124.79
Average
Financial risk management and financial instruments
Dated Brent Crude price	84.74	87.34
Minimum
Financial risk management and financial instruments
Dated Brent Crude price	73.56	71.70